Revenue - Disaggregated Revenue by Channel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 232,944	$ 115,678
Direct revenue
Disaggregation of Revenue [Line Items]
Total revenue	120,219	59,340
Indirect revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 112,725	$ 56,338